Schedule of Investments (Unaudited) December 31, 2022

KraneShares Global Carbon Transformation ETF

	Shares	Value
COMMON STOCK — 98.4% ‡
Australia — 2.7%
Materials — 2.7%
Fortescue Metals Group	4,581	$63,716
TOTAL AUSTRALIA		63,716

Canada — 5.1%
Energy — 2.0%
Cameco	2,111	47,856

Industrials — 0.4%
Ballard Power Systems *	2,046	9,800

Materials — 1.7%
Teck Resources, Cl B	1,051	39,749

Utilities — 1.0%
Atco, Cl I	761	23,803
TOTAL CANADA		121,208

France — 14.4%
Energy — 3.9%
TotalEnergies	1,492	93,390

Industrials — 6.2%
Legrand	736	58,771
Rexel	4,500	88,560
		147,331
Materials — 1.0%
Air Liquide	171	24,135

Utilities — 3.3%
Engie	5,446	77,814
TOTAL FRANCE		342,670

Germany — 8.9%
Industrials — 3.3%
Siemens	579	80,109

Materials — 1.5%
thyssenkrupp	5,782	35,149

Utilities — 4.1%
RWE	2,186	97,030
TOTAL GERMANY		212,288

Schedule of Investments (Unaudited) December 31, 2022 (continued)

KraneShares Global Carbon Transformation ETF

	Shares	Value
COMMON STOCK — continued
Greece — 1.7%
Energy — 1.7%
Motor Oil Hellas Corinth Refineries	1,680	$39,123
TOTAL GREECE		39,123

India — 4.6%
Energy — 3.5%
Reliance Industries GDR	1,377	84,352
		84,352
Utilities — 1.1%
ReNew Energy Global PLC, Cl A *	4,564	25,102
TOTAL INDIA		109,454

Italy — 5.9%
Energy — 3.8%
Eni	6,452	91,486

Industrials — 2.1%
Industrie De Nora *	3,196	48,912
TOTAL ITALY		140,398

Luxembourg — 2.2%
Materials — 2.2%
ArcelorMittal	2,011	52,744
TOTAL LUXEMBOURG		52,744

New Zealand — 1.3%
Utilities — 1.3%
Contact Energy	6,462	31,510
TOTAL NEW ZEALAND		31,510

Norway — 7.0%
Industrials — 3.0%
Aker, Cl A	499	36,446
NEL *	24,018	33,780
		70,226
Materials — 4.0%
Norsk Hydro	12,736	94,793
TOTAL NORWAY		165,019

Schedule of Investments (Unaudited) December 31, 2022 (continued)

KraneShares Global Carbon Transformation ETF

	Shares	Value
COMMON STOCK — continued
Portugal — 2.4%
Utilities — 2.4%
EDP - Energias de Portugal	11,296	$56,131
TOTAL PORTUGAL		56,131

South Korea — 2.8%
Energy — 2.8%
SK Innovation *	547	66,618
TOTAL SOUTH KOREA		66,618

Spain — 2.1%
Utilities — 2.1%
Iberdrola	4,266	49,763
TOTAL SPAIN		49,763

United Kingdom — 7.2%
Energy — 4.1%
BP	16,878	96,417

Materials — 1.2%
Linde PLC	84	27,383

Utilities — 1.9%
SSE PLC	2,233	45,986
TOTAL UNITED KINGDOM		169,786

United States — 30.1%
Energy — 10.9%
Baker Hughes, Cl A	3,145	92,872
Cheniere Energy	248	37,190
New Fortress Energy, Cl A	746	31,645
Schlumberger	1,807	96,602
		258,309
Industrials — 11.9%
Bloom Energy, Cl A *	1,505	28,776
Chart Industries *	404	46,553
Fluence Energy, Cl A *	2,107	36,135
Plug Power *	1,028	12,716
Quanta Services	551	78,517
Schneider Electric	567	79,103
		281,800
Information Technology — 0.9%
SolarEdge Technologies *	80	22,662

Schedule of Investments (Unaudited) December 31, 2022 (concluded)

KraneShares Global Carbon Transformation ETF

	Shares	Value
COMMON STOCK — continued
Materials — 2.1%
Air Products and Chemicals	161	$49,630

Utilities — 4.3%
AES	3,524	101,350
TOTAL UNITED STATES		713,751

TOTAL COMMON STOCK
(Cost $2,306,137)		2,334,179

TOTAL INVESTMENTS — 98.4%
(Cost $2,306,137)		2,334,179
OTHER ASSETS LESS LIABILITIES – 1.6%		38,514
NET ASSETS - 100%		$2,372,693

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

Cl — Class
GDR — Global Depositary Receipt

As of December 31, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-033-0200

Consolidated Schedule of Investments (Unaudited) December 31, 2022

KraneShares Global Carbon Strategy ETF

	Shares	Value
EXCHANGE - TRADED FUND — 1.8%
Schwab Short-Term U.S. Treasury ETF ‡	215,000	$10,371,600

TOTAL EXCHANGE - TRADED FUND
(Cost $10,782,250)		10,371,600

TOTAL INVESTMENTS — 1.8%
(Cost $10,782,250)		10,371,600
OTHER ASSETS LESS LIABILITIES – 98.2%		576,266,664
NET ASSETS - 100%		$586,638,264

A list of open futures contracts held by the Fund at December 31, 2022 was as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ICE ECX Emission 2023^	308	Dec-2024	$29,230,150	$28,926,670	$(1,392,036)
Euro FX 2023^	500	Mar-2023	66,240,060	67,212,500	972,440
RGGI Vintage 2023^	2,124	Dec-2023	29,624,635	30,267,000	642,365
UK Emission Allowance^	320	Dec-2023	29,142,507	28,196,122	(1,252,765)
CA Carbon Allowance 2022^	966	Dec-2024	29,673,155	31,317,720	1,644,565
CA Carbon Allowance 2022^	5,172	Dec-2023	146,858,717	156,970,200	10,111,483
ICE ECX Emission 2023^	3,564	Dec-2023	322,488,278	319,394,102	(14,984,814)
			$653,257,502	$662,284,314	$(4,258,762)

^	Security is held by the KFA Global Carbon Subsidiary, Ltd. as of December 31, 2022.
‡	For financial information on the Schwab Short-Term U.S. Treasury ETF, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

CA— California
ECX— European Climate Exchange
ETF — Exchange-Traded Fund
ICE— Intercontinental Exchange
RGGI — Regional Greenhouse Gas Initiative
UK — United Kingdom

The following summarizes the market value of the Fund’s investments and other financial instruments used as of December 31, 2022, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$10,371,600	$—	$—	$10,371,600
Total Investments in Securities	$10,371,600	$—	$—	$10,371,600

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$13,370,853	$—	$—	$13,370,853
Unrealized Depreciation	(17,629,615)	—	—	(17,629,615)
Total Other Financial Instruments	$(4,258,762)	$—	$—	$(4,258,762)

*	Futures are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

Consolidated Schedule of Investments (Unaudited) December 31, 2022 (continued)

KraneShares Global Carbon Strategy ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-020-0400

Consolidated Schedule of Investments (Unaudited) December 31, 2022

KraneShares European Carbon Allowance Strategy ETF

A list of open futures contracts held by the Fund at December 31, 2022 was as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro FX^	25	Mar-2023	$3,302,628	$3,360,625	$57,997
ICE ECX Emission 2023^	242	Dec-2023	21,981,956	21,687,254	(1,113,467)
			$25,284,584	$25,047,879	$(1,055,470)

^	Security is held by the KraneShares European Carbon Subsidiary, Ltd. as of December 31, 2022.

ECX— European Climate Exchange
ICE— Intercontinental Exchange

As of December 31, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-029-0300

Consolidated Schedule of Investments (Unaudited) December 31, 2022

KraneShares California Carbon Allowance Strategy ETF

A list of open futures contracts held by the Fund at December 31, 2022 was as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CA Carbon Allowance 2023^	8,010	Dec-2023	$227,551,890	$243,103,500	$15,551,610

^	Security is held by the KraneShares California Carbon Subsidiary, Ltd. as of December 31, 2022.

CA— California

As of December 31, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-030-0300

Consolidated Schedule of Investments (Unaudited) December 31, 2022

KraneShares Global Carbon Offset Strategy ETF

A list of open futures contracts held by the Fund at December 31, 2022 was as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CBL Global Emission Offset 2022^	146	Dec-2023	$511,222	$540,200	$28,978
CBL Nature-Based Global Emission Offset 2022^	194	Dec-2023	1,754,055	1,319,200	(434,855)
			$2,265,277	$1,859,400	$(405,877)

^	Security is held by the KraneShares Global Carbon Offset Strategy Subsidiary, Ltd. as of December 31, 2022.

As of December 31, 2022, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-034-0200

Consolidated Schedule of Investments (Unaudited) December 31, 2022

KraneShares Electrification Metals Strategy ETF

A list of the open futures contracts held by the Fund at December 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Aluminum Futures 2023^	1	Mar-2023	$61,240	$60,081	$(1,159)
Cobalt Fast Market 2023^	33	Mar-2023	1,457,761	1,313,182	(144,579)
Copper 2023^	58	Mar-2023	5,550,662	5,525,225	(25,437)
Lithium LiOH COME 2023^	14	Mar-2023	1,099,168	1,099,000	(168)
LME Price Aluminum 2023^	69	Mar-2023	4,246,704	4,091,717	(154,987)
LME Nickel 2023^	39	Mar-2023	6,620,910	7,030,530	409,620
LME Zinc 2023^	40	Mar-2023	3,320,607	2,976,500	(344,107)
			$22,357,052	$22,096,235	$(260,817)

^	Security is held by the KraneShares Electrification Metals Strategy Subsidiary, Ltd. as of December 31, 2022.

LiOH — Lithium hydroxide
LME — London Metal Exchange

The following summarizes the market value of the Fund’s other financial instruments used as of December 31, 2022, based on the inputs used to value them:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$409,620	$—	$—	$409,620
Unrealized Depreciation	(670,437)	—	—	(670,437)
Total Other Financial Instruments	$(260,817)	$—	$—	$(260,817)

*	Futures Contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent statements.

KRS-QH-036-0100